Interest Revenue and Expenses (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Interest revenue
Commercial loans		$ 851,328	$ 786,794	$ 856,172
Consumer loans		613,293	614,393	613,962
Residential mortgage loans		502,832	401,862	447,582
Financial investments		52,909	35,403	30,725
Repurchase agreements		2,767	7,337	9,053
Loans and advances to banks		24,138	15,024	32,280
Gain (loss) from accounting hedges		(58,560)	20,722	(76,378)
Other interest revenue		11,910	5,165	3,596
Total	$ 2,884,396	2,000,617	1,886,700	1,916,992
Interest received basis for impaired portfolio		5,113	6,426
Interest expenses
Savings accounts and time deposits		301,251	297,277	376,541
Debt issued		352,351	268,203	309,589
Other financial obligations		1,482	1,640	1,916
Repurchase agreements		8,901	5,193	6,223
Borrowings from financial institutions		29,275	19,255	13,504
(Gain) loss from accounting hedges		(23,694)	54,834	(24,190)
Demand deposits		9,380	5,350	6,241
Other interest expenses		694	253	435
Total	$ 979,873	679,640	652,005	690,259
Loss from accounting hedge
Total		(34,866)	(34,112)	(52,188)
Cash Flow hedge
Loss from accounting hedge
Cash Flow hedge		(33,031)	(29,477)	(45,559)
Fair value hedge
Loss from accounting hedge
Fair value hedge		$ (1,835)	$ (4,635)	$ (6,629)